Share-Based Payments (Details) - shares	Jun. 30, 2024	Jun. 30, 2023	Jun. 27, 2022	Mar. 15, 2022
Ms Jeannette Joughin [Member]
Share-based Payments [Line Items]
Options granted	1,000,000
OIP [Member]
Share-based Payments [Line Items]
Options granted
Mr. Steven Lydeamore [Member]
Share-based Payments [Line Items]
Options granted			1,430,000
Mr.Paul Brennan [Member]
Share-based Payments [Line Items]
Options granted				1,000,000